Note 13 - Total Comprehensive Income/(Loss)	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Comprehensive Income (Loss) Note [Text Block]

13. Total Comprehensive Income/(Loss)

The Company follows ASC 220 – Comprehensive Income. Comprehensive income/(loss) is defined as the total change in shareholders’ equity during the period other than from transactions with shareholders and for the Company, includes net income/(loss).

The tax effect allocated to each component of other comprehensive income/(loss) is as follows:

	Before-Tax Amount	Tax (Expense)/ Benefit	Net-of-Tax Amount
	A$	A$	A$

Year Ended December 31, 2024
Foreign currency translation reserve	(13,155)	0	(13,155)
Other comprehensive loss	(13,155)	0	(13,155)

Year Ended December 31, 2023
Foreign currency translation reserve	(40,454)	0	(40,454)
Other comprehensive loss	(40,454)	0	(40,454)